Share Capital - Schedule of Share Capital Footnotes (Details)								5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 15, 2020 USD ($)	Aug. 16, 2019 CAD ($) shares	Aug. 16, 2019 USD ($) $ / shares shares	Oct. 24, 2018 USD ($)	Sep. 27, 2018 USD ($) $ / shares	Jun. 05, 2018 CAD ($) shares	Jun. 05, 2018 USD ($) $ / shares shares	May 21, 2018 CAD ($)	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Feb. 25, 2016 USD ($)
Disclosure of classes of share capital [line items]
Share issue related cost										$ 1,741,640		$ 854,256		$ 2,366,809
Net proceeds from issue of ordinary shares															$ 48,545
Gross proceeds from warrant exercises											$ 1,276,532		$ 2,642,082
Shares
Disclosure of classes of share capital [line items]
Share issue related cost									$ 2,333,474	$ 1,741,640		$ 854,256
Pre-Consolidation | Shares
Disclosure of classes of share capital [line items]
Share issue related cost								$ 33,335
Canadian ATM
Disclosure of classes of share capital [line items]
Agreement																$ 4,600,000
Issued (shares) | shares														54,684	54,684
Canadian ATM | Pre-Consolidation
Disclosure of classes of share capital [line items]
Issued (shares) | shares														519,500	519,500
Canadian ATM | Pre-Consolidation | Shares
Disclosure of classes of share capital [line items]
Gross proceeds from common shares														$ 553,650
Share issue related cost														$ 33,335
Public Offering
Disclosure of classes of share capital [line items]
Issued (shares) | shares						1,532,278	1,532,278
Gross proceeds from common shares							$ 8,933,181
Share issue related cost						$ 1,418,356
Purchase price (cad and usd per share) | $ / shares							$ 5.83
Public Offering | Shares
Disclosure of classes of share capital [line items]
Issued (shares) | shares									1,532,278			4,619,773	4,619,773
United States ATM
Disclosure of classes of share capital [line items]
Agreement				$ 30,000,000
Issued (shares) | shares										6,741,518	6,741,518	4,425,040	4,425,040	18,002	18,002
Gross proceeds from common shares											$ 17,538,342		$ 6,390,691		$ 50,046
Share issue related cost										$ 856,754		$ 344,834		$ 135,000
Purchase price (cad and usd per share) | $ / shares											$ 2.42		$ 1.70		$ 2.85
Agreement term				19 months
Share issue related cost, commissions											$ 526,150		$ 191,721		$ 1,501
Net proceeds from issue of ordinary shares											$ 17,012,192		$ 6,198,970
2020 United States ATM
Disclosure of classes of share capital [line items]
Agreement	$ 40,000,000
Issued (shares) | shares										5,441,014	5,441,014
Gross proceeds from common shares											$ 12,628,775
Share issue related cost										$ 884,886
Purchase price (cad and usd per share) | $ / shares											$ 2.11
Agreement term	25 months
Share issue related cost, commissions											$ 378,863
Net proceeds from issue of ordinary shares											$ 12,249,911
Common Stock Purchase Agreement
Disclosure of classes of share capital [line items]
Agreement					$ 26,000,000
Agreement term					30 months
Immediately preceding trading days					5 days
Common Stock Purchase Agreement | Shares
Disclosure of classes of share capital [line items]
Issued (shares) | shares									797,691			2,494,943	2,494,943
Common Stock Purchase Agreement | Commitment Shares
Disclosure of classes of share capital [line items]
Issued (shares) | shares										0	0	17,278	17,278	119,509	119,509
Share issue related cost											$ 0		$ 29,758		$ 483,690
Payments for share issue costs										$ 0		$ 3,757		$ 208,726
Common Stock Purchase Agreement | Issued Capital, Excluding Commitment Shares
Disclosure of classes of share capital [line items]
Issued (shares) | shares										0	0	2,477,665	2,477,665	678,182	678,182
Gross proceeds from common shares											$ 0		$ 4,055,725		$ 2,055,207
Warrant Derivatives
Disclosure of classes of share capital [line items]
Issued (shares) | shares		4,619,773	4,619,773
Gross proceeds from common shares			$ 3,742,016
Share issue related cost		$ 699,427
Purchase price (cad and usd per share) | $ / shares			$ 0.81
Number of common shares issuable per warrant (shares) | shares			1
Warrant Derivatives | Included in operating expenses
Disclosure of classes of share capital [line items]
Share issue related cost		233,143
Warrant Derivatives | Shares
Disclosure of classes of share capital [line items]
Issued (shares) | shares										1,418,369	1,418,369	2,935,647	2,935,647
Purchase price (cad and usd per share) | $ / shares			$ 0.54
Common shares per unit (shares) | shares			1
Minimum | Common Stock Purchase Agreement | Shares
Disclosure of classes of share capital [line items]
Purchase price (cad and usd per share) | $ / shares					$ 1.00
Maximum | Common Stock Purchase Agreement
Disclosure of classes of share capital [line items]
Shares outstanding, percent					19.99%
Warrants
Disclosure of classes of share capital [line items]
Warrants exercised										$ 4,636,317		$ 5,687,003
Warrants exercised (shares) | shares										1,418,369	1,418,369	2,935,647	2,935,647
Warrants | Warrant Derivatives
Disclosure of classes of share capital [line items]
Share issue related cost		$ 466,284
Purchase price (cad and usd per share) | $ / shares			$ 0.27
Common shares per unit (shares) | shares			1
Exercise price (usd per share) | $ / shares			$ 0.90